TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS - Disclosure of detailed information about currency of receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Currencies Receivable [Line Items]
Receivables	$ 2,876	$ 981
Canadian Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	243	158
US Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	367	453
Swedish Krona [Member]
Trade And Other Current Currencies Receivable [Line Items]
Receivables	$ 2,266	$ 370